Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 10,551	$ 9,589
Marketable securities, current	13,000	39,091
Collaboration receivable	0	1,891
Prepaid expenses and other current assets	623	2,599
Total current assets	24,174	53,170
Property and equipment, net	109	333
Other assets	0	166
Total assets	24,283	53,669
Current liabilities:
Accounts payable	822	725
Collaboration payable	129	0
Accrued clinical and development expenses	777	6,834
Accrued liabilities	888	3,269
Total current liabilities	2,616	10,828
Warrant liability	1,743	1,864
Deferred rent	36	131
Total liabilities	4,395	12,823
Commitments and contingencies (Note 7)
Stockholders’ equity:
Preferred stock, $0.001 par value, 2,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value: Authorized: 150,000,000 shares at December 31, 2016 and 2015; Issued and outstanding: 71,560,294 and 71,462,059 shares at December 31, 2016 and 2015, respectively	72	71
Additional paid-in capital	373,352	370,236
Accumulated other comprehensive loss	(2)	(21)
Accumulated deficit	(353,534)	(329,440)
Total stockholders’ equity	19,888	40,846
Total liabilities and stockholders’ equity	$ 24,283	$ 53,669